Note 5 - Exploration and Evaluation Assets (Details Textual)														3 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended																	13 Months Ended	21 Months Ended	24 Months Ended	29 Months Ended	36 Months Ended	43 Months Ended	48 Months Ended	62 Months Ended
	Jun. 09, 2023 CAD ($)	Oct. 01, 2022 CAD ($)	Jun. 23, 2022 CAD ($)	Oct. 01, 2021 CAD ($)	Aug. 01, 2021 CAD ($)	Jul. 30, 2021 CAD ($)	Oct. 01, 2020 CAD ($)	Jul. 15, 2020 CAD ($)	Jul. 15, 2019 CAD ($)	Jul. 15, 2018 CAD ($)	Mar. 31, 2018 CAD ($)	Jul. 15, 2017 CAD ($)	Nov. 15, 2014 CAD ($)	Jun. 01, 2016 CAD ($)	Nov. 14, 2014 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Jun. 10, 2027 CAD ($)	Jun. 09, 2027 CAD ($)	Jun. 09, 2026 CAD ($)	Jul. 30, 2025 CAD ($)	Jun. 09, 2025 CAD ($)	Jul. 30, 2024 CAD ($)	Jun. 09, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Jul. 30, 2023 CAD ($)	Mar. 31, 2023 CAD ($)	Jul. 30, 2022 CAD ($)	Jul. 30, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2018 CAD ($)	Jun. 01, 2017 CAD ($)	Mar. 31, 2017 CAD ($)	Mar. 31, 2015 CAD ($)	Feb. 28, 2016 CAD ($)	Dec. 31, 2023 CAD ($)	Jul. 30, 2023 CAD ($)	Jun. 01, 2017 CAD ($)	Jul. 30, 2024 CAD ($)	Oct. 17, 2016 CAD ($)	Jul. 30, 2025 CAD ($)	Jun. 09, 2027 CAD ($)	Mar. 31, 2023 USD ($)	Oct. 18, 2018	Oct. 17, 2018	Oct. 17, 2017	Feb. 26, 2016 CAD ($)	Oct. 17, 2015	Jan. 15, 2015	Oct. 17, 2014	Mar. 31, 2014
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets																$ 222,211	$ (0)										$ 294,962
Increase (decrease) for purchase of evaluation and exploration assets																235,600											152,454
Accrued royalty payments outstanding																$ 324,445									$ 324,445		313,001									$ 324,445
Zoro I [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																100.00%
Cash transferred																$ 150,000									$ 150,000											$ 150,000
Number of instruments or interests issued or issuable																140,000									140,000								20,000			140,000
Equity interests of acquirer																$ 635,000									$ 635,000								$ 135,000			$ 635,000
Zoro North [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																100.00%
Cash transferred																$ 250,000									$ 250,000											$ 250,000
Number of instruments or interests issued or issuable																52,656									52,656											52,656
Equity interests of acquirer																$ 250,000									$ 250,000											$ 250,000
Net Smelter Royalty Return Percentage																2.00%									2.00%											2.00%
Expense arising from exploration for and evaluation of mineral resources																$ 1,000,000
Option agreement, percentage of NSR to be acquired																50.00%									50.00%											50.00%
Option agreement, net smelter royalty percentage																1.00%									1.00%											1.00%
Option agreement, cash payment																$ 1,000,000									$ 1,000,000											$ 1,000,000
Manitoba Lithium [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																100.00%
Cash transferred																$ 250,000									$ 250,000											$ 250,000
Number of instruments or interests issued or issuable																54,494									54,494											54,494
Equity interests of acquirer																$ 250,000									$ 250,000											$ 250,000
Net Smelter Royalty Return Percentage																2.00%									2.00%											2.00%
Option agreement, percentage of NSR to be acquired																50.00%									50.00%											50.00%
Option agreement, net smelter royalty percentage																1.00%									1.00%											1.00%
Option agreement, cash payment																$ 1,000,000									$ 1,000,000											$ 1,000,000
Grass River Property [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets																1,755											3,000			$ 40,500
Increase (decrease) for purchase of evaluation and exploration assets																0											$ 0
Peg North Property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																											100.00%
Number of instruments or interests issued or issuable	13,072		10,526
Net Smelter Royalty Return Percentage																											2.00%																2.00%
Expense arising from exploration for and evaluation of mineral resources																																				843,914
Option agreement, net smelter royalty percentage																											1.00%																1.00%
Option agreement, cash payment																											$ 1,500,000
Purchase of exploration and evaluation assets	$ 100,000		$ 100,000													100,000											100,000
Increase (decrease) for purchase of evaluation and exploration assets	$ 100,000		$ 100,000													100,000											$ 100,000
Peg North Property [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Expense arising from exploration for and evaluation of mineral resources																																										$ 3,000,000
Purchase of exploration and evaluation assets																			$ 150,000	$ 150,000		$ 150,000		$ 100,000																		750,000
Increase (decrease) for purchase of evaluation and exploration assets																		$ 150,000		$ 150,000		$ 150,000		$ 100,000																		$ 750,000
Winston Property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																											100.00%				100.00%			50.00%
Cash transferred		$ 380,000														$ 315,205									$ 315,205											$ 315,205
Number of instruments or interests issued or issuable											50,000																				50,000									10,000				50,000	10,000	10,000	2,000	10,000	6,000	10,000	30,000
Equity interests of acquirer											$ 275,000																				$ 275,000																$ 3,000
Net Smelter Royalty Return Percentage																2.00%									2.00%											2.00%
Expense arising from exploration for and evaluation of mineral resources																																								$ 300,000
Purchase of exploration and evaluation assets		$ 19,000		$ 19,000			$ 19,000	$ 12,000	$ 12,000	$ 12,000	6,000	$ 12,000	$ 13,750	$ 40,000	$ 81,250	$ 28,265									$ 184,795		$ 133,962				35,000	$ 40,000	$ 25,000		$ 40,000			$ 120,000
Increase (decrease) for purchase of evaluation and exploration assets																0											0
Accrued royalty payments outstanding																244,925									244,925											$ 244,925							$ 231,125
Notes and debentures issued											$ 50,000																				$ 50,000												$ 75,000
Option agreement, ownership interest after exercise																																		80.00%
Non-refundable deposits paid																																		$ 35,000
Option agreement, additional interest to acquire																																		30.00%
Jean Lake Property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate						100.00%
Number of instruments or interests issued or issuable					5,000																					6,128		6,704	6,704								6,128
Net Smelter Royalty Return Percentage						2.00%
Expense arising from exploration for and evaluation of mineral resources																												$ 50,000
Option agreement, net smelter royalty percentage						1.00%
Option agreement, cash payment						$ 1,000,000
Purchase of exploration and evaluation assets					$ 25,000											50,000											50,000		$ 50,000
Increase (decrease) for purchase of evaluation and exploration assets					$ 25,000											50,000											50,000		$ 50,000
Jean Lake Property [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Expense arising from exploration for and evaluation of mineral resources																																					$ 100,000		$ 150,000		$ 200,000
Purchase of exploration and evaluation assets																					$ 75,000		$ 50,000			$ 50,000
Increase (decrease) for purchase of evaluation and exploration assets																					$ 75,000		$ 50,000			$ 50,000
Jean Lake and Zoro Lithium properties [member] | Government grant agreement one [member]
Statement Line Items [Line Items]
Government grant agreement																														300,000
Proceeds from government grants																											100,000			$ 200,000
Jean Lake and Zoro Lithium properties [member] | Government grant agreement two [member]
Statement Line Items [Line Items]
Government grant agreement																											300,000
Proceeds from government grants																$ 100,000											$ 200,000
Lac Simard South property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																100.00%
Cash transferred																$ 35,000									$ 35,000											$ 35,000
Number of instruments or interests issued or issuable																10,700									10,700											10,700
Equity interests of acquirer																$ 85,600									$ 85,600											$ 85,600
Purchase of exploration and evaluation assets																41,553
Increase (decrease) for purchase of evaluation and exploration assets																85,600
Jol Lithium Property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																											100.00%
Cash transferred																											$ 8,000
Number of instruments or interests issued or issuable																											364																364
Net Smelter Royalty Return Percentage																											2.00%																2.00%
Purchase of exploration and evaluation assets																638											$ 8,000
Increase (decrease) for purchase of evaluation and exploration assets																$ 0											$ 2,454